Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future obligations

	“Take or pay” supply agreements	Total
	(in RMB)	(in RMB)
Twelve Months Ending December 31
2017	1,199,583	1,199,583
2018	856,581	856,581
2019	836,186	836,186

Total	2,892,350	2,892,350

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2017	64,246
2018	43,146
2019	41,726
2020	510

Total	149,628